Commitments and Contingencies (Details Narrative) - USD ($)				12 Months Ended
	Jun. 18, 2021	Mar. 18, 2021	Dec. 22, 2014	Dec. 31, 2020
Service Agreement [Member] | Aixo Mx [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalties description			the Company shall pay AxioMx a royalty of 3.5% of Net Sales (as defined in the MSA) of assigned products for each Deliverable used in licensed products for therapeutic purposes. In addition, the Company shall pay AxioMx a royalty of 1.5% of Net Sales of assigned products for each Deliverable used in licensed products for diagnostic or prognostic purposes; provided, however, if three Deliverables are used in an assigned product for diagnostic or prognostic purposes, the royalty shall be 4.5%. Through December 31, 2021, no amounts have been paid or accrued under the MSA
Royalties description			the Company shall pay AxioMx a royalty of 3.5% of Net Sales (as defined in the MSA) of assigned products for each Deliverable used in licensed products for therapeutic purposes. In addition, the Company shall pay AxioMx a royalty of 1.5% of Net Sales of assigned products for each Deliverable used in licensed products for diagnostic or prognostic purposes; provided, however, if three Deliverables are used in an assigned product for diagnostic or prognostic purposes, the royalty shall be 4.5%. Through March 31, 2022, no amounts have been paid or accrued under the MSA.
Employment Agreement [Member] | Dr. Rachman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salaries and wages	$ 360,000
Performance bonuses percentage	100.00%
Reimburesments and accured percentage	150.00%
Commitments and contingencies description	(i) employment or consultation with competing companies or customers, (ii) recruiting or hiring employees for a competing company and (iii) soliciting or accepting business from our customers for a period of six months following termination)
Management Sevices Agreement [Member] | Mr. Morris [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salaries and wages		$ 240,000		$ 120,000
Performance bonuses percentage		100.00%
Reimburesments and accured percentage		150.00%